Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Development Expenses [Abstract]
Payroll, salaries and associated expenses	$ 3,565	$ 2,558	$ 2,570
Other development expenses	2,782	3,029	2,146
Total	$ 6,347	$ 5,587	$ 4,716